Summary of significant accounting policies - Schedule of sales and marketing expenses (Details) - Accounts Payable [Member] - Customer Concentration Risk [Member] - Vendor A [Member] - CNY (¥)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Concentration of risk, accounts receivable, net
Company A	15.00%	15.00%	11.00%
Company A	¥ 2,317,621	¥ 15,985,098	¥ 21,191,007